SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment estimated useful life and residual value

Category	Estimated useful life
Furniture, fixture and equipment	5 years
Leasehold improvement	Shorter of lease term or economic life

Schedule of revenues disaggregated by revenue sources and revenue types

The following table presents the Group’s revenues disaggregated by revenue types.

	Years ended December 31,
	2020	2021	2022
Services:

Tuition fees from kindergartens and student care centers	24,914	29,941	29,595
Franchise fees	1,000	869	941
Others	2	123	110

Products:
Sale of educational merchandise	48	74	106

Total net revenues	25,964	31,007	30,752

	Years ended December 31,
	2020	2021	2022
Recognized over time	25,916	30,933	30,646
Recognized point in time	48	74	106
Total net revenues	25,964	31,007	30,752

Schedule of contract liabilities

	2020	2021	2022
Prepayments from customers	—	—	53
Deferred revenue, current portion	559	802	892